Submission	Nov. 19, 2024
Submission [Line Items]
Central Index Key	0001137774
Registrant Name	Prudential Financial, Inc.
Registration File Number	333-277590
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES